Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	Estimated Useful Lives (in years)	September 30, 2024	December 31, 2023
Machinery and Equipment	5 to 20	$3,806,698	$3,469,204
Leasehold Improvements	Lease term	7,378,639	7,378,639
Computer and Office Equipment	3 to 10	2,478,715	2,492,310
Vehicles	5	248,304	248,304
Construction in Progress	N/A	84,955	11,500
Total Property and Equipment		13,997,311	13,599,957
Less: Accumulated Depreciation		(8,056,418)	(7,171,845)
Property and Equipment, net of Accumulated Depreciation		$5,940,893	$6,428,112

Depreciation expense related to property and equipment for the nine months ended September 30, 2024 and 2023 was $952,345 and $1,106,265, respectively.

NOTE 4 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	Estimated Useful Lives (in years)	December 31, 2023	December 31, 2022
Machinery and Equipment	5 to 20	$3,469,204	$3,270,528
Leasehold Improvements	Lease term	7,378,639	7,350,908
Computer and Office Equipment	3 to 10	2,492,310	2,492,310
Vehicles	5	248,304	171,629
Construction in Progress	N/A	11,500	128,598
Total Property and Equipment		13,599,957	13,413,973
Less: Accumulated Depreciation		(7,171,845)	(5,730,810)
Property and Equipment, net of Accumulated Depreciation		$6,428,112	$7,683,163

Depreciation expense related to property and equipment for the years ended December 31, 2023 and 2022 was $1,430,240 and $1,512,661 respectively.